Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,097,509
Proposed Maximum Offering Price per Unit	25.30
Maximum Aggregate Offering Price	$ 27,766,977.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,834.62
Offering Note	Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's common stock, par value $0.001 per share (the "common stock"), quoted on The Nasdaq Capital Market on June 23, 2026. Includes (i) 15,389 shares of common stock, issuable upon the exercise of the warrants issued by the registrant to Lake Street Capital Markets, LLC ("Lake Street") on October 30, 2025 pursuant to that certain placement agency agreement, dated October 28, 2025, by and between the registrant and Lake Street, (ii) 711,922 shares of common stock issued or issuable upon conversion of the 5,852 shares of Series B Convertible Preferred Stock, par value $0.001 per share, issued by the registrant to certain investors on January 22, 2026 pursuant to that certain securities purchase agreement, dated January 20, 2026, by and between the registrant and Lake Street (the "2026 SPA"), (iii) 355,960 shares of common stock issuable upon the exercise of the warrants issued by the registrant to certain investors on January 22, 2026 pursuant to the 2026 SPA, and (iv) 14,238 shares of common stock issuable upon the exercise of the warrants issued by the registrant to Lake Street on January 22, 2026 in connection with the 2026 SPA. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.